Segment Information - Summary of Disaggregation of the Group's Revenue (Detail) - CHF (SFr) SFr in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	SFr 0	SFr 6,081	SFr 3,321
Royalties [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,482	1,268
Product sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,525	1,305
License fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		380	289
Revenue from research development services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		694	459
Switzerland [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		800	527
Europe (excluding Switzerland) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,412	1,115
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		1,699	835
Rest of the world [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		1,170	844
Point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		6,081	3,321
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		SFr 0	SFr 0